Earnings Per Share	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Earnings Per Share
EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted earnings per share (in thousands, except per share data):

	For the Year Ended December 31,
	2016	2015	2014

Net income available to common shareholders	$52,128	$54,097	$52,962
Less: earnings allocated to participating securities	$(623)	$(613)	$(562)
Net earnings allocated to common shareholders	$51,505	$53,484	$52,400

Distributed earnings allocated to common shares outstanding	$25,710	$25,212	$23,984
Undistributed earnings allocated to common shares outstanding	25,795	28,272	28,416
Net earnings allocated to common shareholders	$51,505	$53,484	$52,400

Average shares outstanding, basic	14,900	15,123	15,403
Effect of dilutive securities	13	48	85
Average shares outstanding, diluted	14,913	15,171	15,488

Basic earnings per share	$3.46	$3.54	$3.40
Diluted earnings per share	$3.45	$3.53	$3.38

Options to purchase approximately 2,000 shares and 13,000 shares of common stock were outstanding during the years ended December 31, 2016 and December 31, 2015, but were not included in the computation of diluted earnings per share because the options’ exercise price was greater than the average market price of the common shares and therefore, the effect would have been anti-dilutive. During the year ended December 31, 2014, there were no anti-dilutive options outstanding.